                                        Investment Company Act File No. 811-6161
                                                    Filed under paragraph 497(e)


                       PIMCO FUNDS:  MULTI-MANAGER SERIES

                        Supplement Dated April 23, 2001
                                     to the
              Prospectus for Class D Shares Dated November 1, 2000


      DISCLOSURE RELATING TO PIMCO TAX-EFFICIENT EQUITY FUND (THE "FUND")

     CHANGE OF CONTROL OF PARAMETRIC. On April 18, 2001, Parametric Portfolio Associates ("Parametric") and PIMCO Advisors L.P. ("PIMCO Advisors") entered into an agreement pursuant to which Parametric's management and certain other parties will purchase Parametric from PIMCO Advisors (the "Transaction"). The investment subadvisory agreement between PIMCO Advisors and Parametric will terminate upon the closing of the Transaction, which is expected to occur on or about May 31, 2001, although the closing may be delayed. Subject to the approval of the Board of Trustees of the Trust, PIMCO Advisors has decided to retain Parametric as the subadviser to the Funds subsequent to the Transaction. Assuming Trustee approval, PIMCO Advisors and Parametric will enter into a new subadvisory agreement with substantially the same terms as the current subadvisory agreement upon the closing of the Transaction.

     The Prospectus will be further supplemented or revised if these events do not occur substantially in accordance with the schedule outlined above.

     CHANGE TO QUANTITATIVE TECHNIQUES. Effective immediately, the paragraph captioned "Quantitative Techniques" on page 27 of the Prospectus is replaced with the following paragraph:

          QUANTITATIVE TECHNIQUES. The portfolio managers use a proprietary quantitative model that identifies companies and industries that they believe have long-term (5 to 10 years) price appreciation potential. They analyze stock-specific factors, such as growth of sustainable earnings, as
     well as long-term strategic, demographic and technological drivers.    The
     Fund overweights securities the portfolio managers believe are attractive and underweights securities believed to be unattractive. Because of the portfolio managers' long-term view, the relative attractiveness of securities may change more slowly than would be the case if the portfolio managers had a shorter-term perspective.

                                        Investment Company Act File No. 811-6161
                                                    Filed under paragraph 497(e)


                       PIMCO FUNDS:  MULTI-MANAGER SERIES

                        Supplement Dated April 23, 2001
                                     to the
               Prospectus for Class A, Class B and Class C Shares
                             Dated November 1, 2000

      DISCLOSURE RELATING TO PIMCO TAX-EFFICIENT EQUITY FUND (THE "FUND")

     CHANGE OF CONTROL OF PARAMETRIC. On April 18, 2001, Parametric Portfolio Associates ("Parametric") and PIMCO Advisors L.P. ("PIMCO Advisors") entered into an agreement pursuant to which Parametric's management and certain other parties will purchase Parametric from PIMCO Advisors (the "Transaction"). The investment subadvisory agreement between PIMCO Advisors and Parametric will terminate upon the closing of the Transaction, which is expected to occur on or about May 31, 2001, although the closing may be delayed. Subject to the approval of the Board of Trustees of the Trust, PIMCO Advisors has decided to retain Parametric as the subadviser to the Funds subsequent to the Transaction. Assuming Trustee approval, PIMCO Advisors and Parametric will enter into a new subadvisory agreement with substantially the same terms as the current subadvisory agreement upon the closing of the Transaction.

     The Prospectus will be further supplemented or revised if these events do not occur substantially in accordance with the schedule outlined above.

     CHANGE TO QUANTITATIVE TECHNIQUES. Effective immediately, the paragraph captioned "Quantitative Techniques" on page 33 of the Prospectus is replaced with the following paragraph:

          QUANTITATIVE TECHNIQUES. The portfolio managers use a proprietary quantitative model that identifies companies and industries that they believe have long-term (5 to 10 years) price appreciation potential. They analyze stock-specific factors, such as growth of sustainable earnings, as well as long-term strategic, demographic and technological drivers. The Fund overweights securities the portfolio managers believe are attractive and underweights securities believed to be unattractive. Because of the portfolio managers' long-term view, the relative attractiveness of securities may change more slowly than would be the case if the portfolio managers had a shorter-term perspective.

                                        Investment Company Act File No. 811-6161
                                                    Filed under paragraph 497(e)


                       PIMCO FUNDS:  MULTI-MANAGER SERIES

                        Supplement Dated April 23, 2001
                                     to the
             Prospectus for Institutional and Administrative Class
                         Shares Dated November 1, 2000

DISCLOSURE RELATING TO PIMCO TAX-EFFICIENT EQUITY, ENHANCED EQUITY, STRUCTURED
                EMERGING MARKETS AND TAX-EFFICIENT STRUCTURED
                     EMERGING MARKETS FUNDS (THE "FUNDS")

     CHANGE OF CONTROL OF PARAMETRIC. On April 18, 2001, Parametric Portfolio Associates ("Parametric") and PIMCO Advisors L.P. ("PIMCO Advisors") entered into an agreement pursuant to which Parametric's management and certain other parties will purchase Parametric from PIMCO Advisors (the "Transaction"). The investment subadvisory agreement between PIMCO Advisors and Parametric will terminate upon the closing of the Transaction, which is expected to occur on or about May 31, 2001, although the closing may be delayed. Subject to the approval of the Board of Trustees of the Trust, PIMCO Advisors has decided to retain Parametric as the subadviser to the Funds subsequent to the Transaction. Assuming Trustee approval, PIMCO Advisors and Parametric will enter into a new subadvisory agreement with substantially the same terms as the current subadvisory agreement upon the closing of the Transaction. However, as discussed below, the Enhanced Equity Fund is expected to terminate on or before the closing of the Transaction, and thereafter Parametric would not serve as subadviser to that Fund.

     The Prospectus will be further supplemented or revised if these events do not occur substantially in accordance with the schedule outlined above.


          CONTEMPLATED TERMINATION OF PIMCO ENHANCED EQUITY FUND ONLY

     In connection with the Transaction, PIMCO Advisors contemplates that it will recommend to the Board of Trustees that PIMCO Enhanced Equity Fund terminate and that the Enhanced Equity Fund's net assets be distributed to shareholders in liquidation of the Enhanced Equity Fund. This termination is subject to the approval of the Board of Trustees.

     TIMING AND MECHANICS. The Enhanced Equity Fund is expected to terminate on or about May 31, 2001 (the "Termination Date"). Any shares of the Enhanced Equity Fund outstanding on the Termination Date will be automatically redeemed on that date. The proceeds of any such redemption will be the net asset value of such shares after all charges, taxes, expenses and liabilities of the Enhanced Equity Fund have been paid or provided for. All shareholders will receive cash in return for their shares.

     OTHER ALTERNATIVES. At any time prior to the Termination Date, shareholders may redeem their shares of the Enhanced Equity Fund and receive the net asset value thereof, pursuant to the procedures set forth under "Purchases, Redemptions and Exchanges--Redeeming Shares" in the Prospectus and subject to any applicable sales charges. Shareholders may also exchange their shares for shares of the same class of any other PIMCO Fund that offers that class, as described in and subject to any restrictions set forth under "Purchases, Redemptions and Exchanges--Exchange Privilege" in the Prospectus.

     SUSPENSION OF SALES. Except as noted below, effective May 1, 2001, the Enhanced Equity Fund will no longer sell Institutional Class or Administrative Class shares to new investors or to existing shareholders, and the Enhanced Equity Fund will no longer be eligible for exchanges from other PIMCO Funds.

     REDEMPTION BY CERTAIN SHAREHOLDERS PRIOR TO TERMINATION DATE. Prior to the Termination Date, certain shareholders, including shareholders whose accounts are managed as part of the PIMCO Advisors Portfolio Strategies Program, are expected to redeem their shares of the Enhanced Equity Fund. As of the date hereof, these accounts owned in the aggregate an approximately 99% interest in the Enhanced Equity Fund. Brokerage costs, transfer taxes and other costs associated with this withdrawal will be borne by the Enhanced Equity Fund and its shareholders.

     U.S. FEDERAL INCOME TAX MATTERS. For taxable shareholders, the automatic redemption of shares of the Enhanced Equity Fund on the Termination Date will generally be treated as any other redemption of shares, i.e., as a sale that may result in a gain or loss for federal income tax purposes. Instead of waiting until the Termination Date, a shareholder may voluntarily redeem his or her shares prior to the Termination Date to the extent that the shareholder wishes to realize any such gains or losses prior thereto. See "Tax Consequences" in the Prospectus. In light of the pending termination of the Enhanced Equity Fund, shareholders should consult their tax advisers regarding the tax treatment applicable to the redemption of their shares for federal income tax purposes and also regarding possible state and local tax consequences.

     If you have any questions regarding the termination, please contact the Trust at 1-800-927-4648.

          DISCLOSURE RELATING TO PIMCO TAX-EFFICIENT EQUITY FUND ONLY

     CHANGE TO QUANTITATIVE TECHNIQUES. Effective immediately, the paragraph captioned "Quantitative Techniques" on page 39 of the Prospectus is replaced with the following paragraph:

     QUANTITATIVE TECHNIQUES. The portfolio managers use a proprietary quantitative model that identifies companies and industries that they believe have long-term (5 to 10 years) price appreciation potential. They analyze stock-specific factors, such as growth of sustainable earnings, as well as long-term strategic, demographic and technological drivers. The Fund overweights securities the portfolio managers believe are attractive and underweights securities believed to be unattractive. Because of the portfolio managers' long-term view, the relative attractiveness of securities may change more slowly than would be the case if the portfolio managers had a shorter-term perspective.

                                      -2-